Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2025 Fund	May 30, 2024
Fidelity Freedom Index 2025 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	13.89%
Past 5 years	7.18%
Past 10 years	5.81%
Fidelity Freedom Index 2025 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	12.99%
Past 5 years	5.82%
Past 10 years	4.77%
Fidelity Freedom Index 2025 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.40%
Past 5 years	5.29%
Past 10 years	4.32%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1904
Average Annual Return:
Past 1 year	14.07%
Past 5 years	7.35%
Past 10 years	5.96%